Note 14 - Voyage, Vessel Operating Expenses and Commissions - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Voyage expenses	$ 3,960,807	$ 1,291,712	$ 2,312,513
Vessel operating expenses	21,911,730	18,161,862	25,204,593
Port Charges and Canal Dues [Member]
Voyage expenses	1,734,979	421,140	832,917
Bunkers [Member]
Voyage expenses	2,225,828	870,572	1,479,596
Crew Wages and Related Costs [Member]
Vessel operating expenses	13,388,286	10,670,721	14,164,355
Insurance [Member]
Vessel operating expenses	1,871,330	1,649,313	2,412,366
Repairs and Maintenance [Member]
Vessel operating expenses	824,962	341,481	503,934
Lubricants [Member]
Vessel operating expenses	1,549,265	1,611,543	2,433,956
Spares and Consumable Stores [Member]
Vessel operating expenses	3,098,275	2,770,405	4,058,153
Professional and Legal Fees [Member]
Vessel operating expenses	196,343	214,317	492,852
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 983,269	$ 904,082	$ 1,138,977